General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
General and Administrative Expenses
General and Administrative Expenses
7.	General and Administrative Expenses

General and administrative expenses consist of the following:

In € thousand	2020	2019
Personnel expenses	21,339	8,844
Professional services	8,483	2,615
Software cost	1,897	1,250
Depreciation/amortization	1,289	896
Other administrative expenses	2,398	1,832
Total administrative expenses	35,406	15,437

Personnel expenses mainly include salary, salary-related expenses and share-based payments recognized from the Group’s ESOP(note 20).